PROPERTY, PLANT AND EQUIPMENT (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Buildings [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	33 years	33 years
Machinery [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	17 years	18 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	10 years	11 years
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	10 years	10 years